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DIRECTORS                                               OFFICERS
Barton M. Biggs                                         James W. Grisham
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand McNally
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle Trading L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                        EMERGING MARKETS DEBT PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS
-------

The investment objective of the Emerging Markets Debt Portfolio is high total return through investment primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

For the nine month and one year periods ended September 30, 1997, the Portfolio had total returns of 26.07% and 37.37%, respectively, for the Class A shares and 25.98% and 37.09%, respectively, for the Class B shares compared to 17.88% and 26.23%, respectively, for the J.P. Morgan Emerging Markets Bond Plus Index (the "Index"). From inception on February 1, 1994 to September 30, 1997, the average annual total return of Class A shares was 22.30% compared to 15.48% for the Index. From inception on January 2, 1996 to September 30, 1997, the average annual total return for the Class B shares was 43.18% compared to 32.04% for the Index.

PERFORMANCE COMPARED TO THE J.P. MORGAN EMERGING MARKETS BOND PLUS INDEX(1)
----------------------------------------------------

                                             TOTAL RETURNS(2)
                                 -----------------------------------------
                                                ONE       AVERAGE ANNUAL
                                    YTD        YEAR       SINCE INCEPTION
                                 ---------  -----------  -----------------
PORTFOLIO--CLASS A.............      26.07%      37.37%          22.30%
PORTFOLIO--CLASS B.............      25.98       37.09           43.18
INDEX--CLASS A.................      17.88       26.23           15.48
INDEX--CLASS B.................      17.88       26.23           32.04

1. The J.P. Morgan Emerging Markets Bond Plus Index is a market weighted index composed of all Brady bonds outstanding loans and Eurobonds, as well as U.S. Dollar local market instruments of Argentina, Brazil, Bulgaria, Mexico, Morocco, Russia, Nigeria, the Philippines, Poland and Venezuela.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

As of September 30, 1997, the Portfolio had a 30-day yield of 9.30% for the Class A shares and 9.05% for the Class B shares.

Emerging market debt was propelled higher by the continuation of the rally in U.S. bond prices and subsequent 35 basis point decline in U.S. Treasury yields during the quarter. The decline in U.S. rates was fueled by a lack of inflationary pressures and by a Federal Reserve which kept policy unchanged during the quarter. Spreads on emerging market debt continued to narrow through the summer months as has been typical in rallying U.S. bond market environments. The average spread on a typical emerging market bond moved from 400 over U.S. Treasuries to 350 over U.S. Treasuries, while the yield on the long bond declined from 6.78% to 6.40%.

We have maintained a somewhat cautious view on emerging market debt over the last few months as it has been our belief that the recent strength in emerging markets has been driven more by technical factors than by fundamental improvements in sovereign credit outlooks. Technical factors such as the continuous flow of money into emerging market and high yield mutual funds and Brady bond buybacks by most of the larger Latin countries were the key drivers which caused spreads to narrow for emerging market bonds. This occurred while fundamental credit factors remained steady for most of Latin America and Eastern Europe but deteriorated in Southeast Asia.

During the third quarter, Bulgaria, Ecuador and Russia were the performance leaders, while Morocco, Panama and the Philippines lagged the rest of the market. The Portfolio's overweight positions in Bulgaria and Russia were largely responsible for the Portfolio's outperformance during the quarter. The Portfolio had almost no exposure to any of the countries in Southeast Asia and was able to avoid the price declines suffered by assets in that region.

We begin the fourth quarter with spreads at historically narrow levels and interest rate hikes in the U.S. and Europe seemingly possible before year end. Caution seems warranted because investor appetite for risk tends to decrease during the fourth quarter and liquidity in all markets declines toward year end. We are also mindful of the near term outlook for the Southeast Asian region and continue to watch for potential contagion effects on emerging market debt. While we are not expecting any large or widespread correction, we do feel that a more conservative portfolio posture should serve us well in the upcoming months.

Paul Ghaffari
PORTFOLIO MANAGER

October 1997

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1997

      FACE
     AMOUNT                                                                    VALUE
     (000)                                                                     (000)
----------------                                                             ---------
DEBT INSTRUMENTS (95.1%)
 ALGERIA (1.7%)
   LOAN AGREEMENT (1.7%)
U.S.$      3,500    Algeria Refinanced Loan Agreements, Tranche A,
                     (Floating Rate),
                     7.125%, 12/31/00                                        $  3,150
                                                                             ---------
 ARGENTINA (11.3%)
   BONDS (11.3%)
           2,600    Acindar Industria, Series 144A, (Floating Rate),
                     11.75%, 11/12/98                                           2,704
ARP        7,810    CIA Int'l Telecommunications, Series 144A, 10.375%,
                     8/01/04                                                    7,968
           1,200    Republic of Argentina,
                     Series 144A, 11.75%, 2/12/07                               1,357
U.S.$      8,928    Republic of Argentina, Series L, "Euro", (Floating
                     Rate), 6.688%, 3/31/05                                     8,502
                                                                             ---------
                                                                               20,531
                                                                             ---------
 BRAZIL (15.9%)
   BONDS (15.9%)
          23,948    Federative Republic of Brazil, C Bond, PIK, 8.00%,
                     4/15/04                                                   20,393
           5,320    Federative Republic of Brazil, Global Bond, 10.125%,
                     5/15/27                                                    5,332
           3,366    Federative Republic of Brazil, Series E-I, (Floating
                     Rate), 6.875%, 4/15/06                                     3,159
                                                                             ---------
                                                                               28,884
                                                                             ---------
 BULGARIA (5.6%)
   BONDS (5.6%)
           2,050    Republic of Bulgaria Discount Bond, Series A, "Euro",
                     (Floating Rate),
                     6.688%, 7/28/24                                            1,704
           5,200    Republic of Bulgaria Front Loaded Interest Reduction
                     Bond, Series A,
                     2.25%, (Step Bond), 7/28/12                                3,422
           6,275    Republic of Bulgaria Interest Arrears PDI Bond,
                     (Floating Rate), 6.688%, 7/28/11                           5,067
                                                                             ---------
                                                                               10,193
                                                                             ---------

      FACE
     AMOUNT                                                                    VALUE
     (000)                                                                     (000)
----------------                                                             ---------
 ECUADOR (3.2%)
   BONDS (3.2%)
U.S.$      1,600    Conecel, Series 144A,
                     14.00%, 5/01/02                                         $  1,728
           5,610    Republic of Ecuador PDI Bond, (Floating Rate),
                     6.6875%, 2/27/15                                           4,081
                                                                             ---------
                                                                                5,809
                                                                             ---------
 IVORY COAST (2.9%)
   LOAN AGREEMENTS (2.9%)
FRF       41,600    Republic of Ivory Coast Syndicated Loan, zero coupon,
                     12/31/00 (Participation: Salomon Brothers, Paribas
                     Corp, and Chase Securities, Inc.)                          3,724
 DEM       2,295    Republic of Ivory Coast Syndicated Loan, zero coupon,
                     12/31/00 (Participation: Paribas Corp.)                      623
U.S.$      1,800    Republic of Ivory Coast Syndicated Loan, zero coupon,
                     12/31/00 (Participation: Salomon Brothers)                   864
                                                                             ---------
                                                                                5,211
                                                                             ---------
 JAMAICA (4.5%)
   BONDS (4.5%)
           4,000    Government of Jamaica, Series Regs, 9.625%, 7/02/02         4,055
           4,000    Mechala Group, Jamaica, Series 144A, 12.75%, 12/30/99       4,040
                                                                             ---------
                                                                                8,095
                                                                             ---------
 MAURITIUS (0.9%)
   BONDS (0.9%)
           1,650    Pindo Deli Fin Mauritius, Series 144A, 10.75%,
                     10/01/07                                                   1,680
                                                                             ---------
 MEXICO (16.2%)
   BONDS (16.2%)
           1,540    Bancomext Global Bond,
                     7.25%, 2/02/04                                             1,469
           3,000    Bufete Industrial, Series 144A, 11.375%, 7/15/99            3,165

      FACE
     AMOUNT                                                                    VALUE
     (000)                                                                     (000)
----------------                                                             ---------
    BONDS (CONTINUED)
U.S.$      4,500    Empresas ICA Sociedad Controladora, Series Regs,
                     11.875%, 5/30/01                                        $  5,040
           3,100    Mexico Discount Note, Series A, (Floating Rate),
                     6.867%, 12/31/19                                           2,966
             300    Mexico Discount Bond, Series B, (Floating Rate),
                     6.836%, 12/31/19                                             287
           8,000    Mexico Discount Bond, Series D, (Floating Rate),
                     6.813%, 12/31/19                                           7,655
ZAR        8,000    Nacional Financiera SNC, 17.00%, 2/26/99                    1,725
U.S.$      1,750    Petroleos Mexicanos, Series 144A, 9.50%, 9/15/27            1,794
           4,340    United Mexican States Global Bond, 11.50%, 5/15/26          5,282
                                                                             ---------
                                                                               29,383
                                                                             ---------
 MOROCCO (2.9%)
   LOAN AGREEMENTS (2.9%)
           5,500    Kingdom of Morocco Restructuring and Consolidation
                     Agreement, Tranche A, Series 144A, (Floating Rate),
                     6.813%, 1/01/09 (Participation: J.P. Morgan and
                     Salomon Brothers)                                          5,163
                                                                             ---------
 NETHERLANDS (2.5%)
   BONDS (2.5%)
           4,500    UnExim International Finance BV, Series 144A,
                     9.875%, 8/01/00                                            4,556
                                                                             ---------
 PERU (2.0%)
   BONDS (2.0%)
           5,798    Republic of Peru Front Loaded Interest Reduction Bond,
                     Series US, Series 144A, (Step Bond), 3.25%, 3/07/17        3,573
                                                                             ---------
 RUSSIA (15.3%)
   LOAN AGREEMENTS (5.4%)
           2,150    Bank for Foreign Economic Affairs, 12/31/99
                     (Participation: Salomon Brothers)                          2,230
      FACE
     AMOUNT                                                                    VALUE
     (000)                                                                     (000)
----------------                                                             ---------
U.S.$      4,600    International Bank for Economic Cooperation 12/31/00
                     (Participation: Salomon Brothers)                       $  3,255
 DEM       6,200    International Bank for Economic Cooperation 12/31/00
                     (Participation: Salomon Brothers)                          2,482
U.S.$      2,500    Russia II B, 12/31/99 (Participation: Salomon
                     Brothers)                                                  1,834
                                                                             ---------
                                                                                9,801
                                                                             ---------
   NOTES (9.9%)
          17,800    Russia Principal Notes, Series 144A, 12/29/49              13,272
           5,725    Russian Interest Arrears Note, Series 144A, 12/29/49        4,729
                                                                             ---------
                                                                               18,001
                                                                             ---------
                                                                               27,802
                                                                             ---------
 VENEZUELA (10.2%)
   BONDS (10.2%)
           7,750    Republic of Venezuela Debt Conversion Bond, Series DL,
                     (Floating Rate),
                     6.75%, 12/18/07                                            7,399
          11,632    Venezuela Global Bond,
                     9.25%, 9/15/27                                            11,094
                                                                             ---------
                                                                               18,493
                                                                             ---------
TOTAL DEBT INSTRUMENTS (Cost $165,654)                                        172,523
                                                                             ---------
STRUCTURED INVESTMENTS (5.5%)
 BRAZIL (4.1%)
           7,500    Salomon Brothers Federative Republic of Brazil Credit
                     Linked Enhanced Note, 9.00%, 1/05/99                       7,489
                                                                             ---------
 UNITED KINGDOM (1.4%)
           2,600    ING Bank N.V. Libor or T-BIll Linked Note, Series
                     144A, 8/14/98                                              2,567
                                                                             ---------
TOTAL STRUCTURED INVESTMENTS (Cost $10,100)                                    10,056
                                                                             ---------
     NO. OF
     RIGHTS
----------------
RIGHTS (0.0%)
 MEXICO (0.0%)
          21,877    United Mexican States, expiring 6/30/03 (Cost $0)              --
                                                                             ---------

      FACE
     AMOUNT                                                                   AMOUNT
     (000)                                                                     (000)
----------------                                                             ---------
SHORT-TERM INVESTMENTS (8.8%)
 NON-U.S. GOVERNMENT (2.8%)
             TRL    Turkey T-Bill, 8/12/98
   1,797,726,000                                                             $  5,018
                                                                             ---------
 REPURCHASE AGREEMENT (6.0%)
U.S.$     10,940    Chase Securities, Inc. 5.75%, dated 09/30/97, due
                     10/01/97, to be repurchased at $10,942,
                     collateralized by U.S. Treasury Bonds, 8.50%, due
                     2/15/20, valued at $11,103                                10,940
                                                                             ---------
TOTAL SHORT-TERM INVESTMENTS (Cost $16,035)                                    15,958
                                                                             ---------
TOTAL INVESTMENTS (109.4%) (Cost $191,789)                                    198,537
                                                                             ---------
OTHER ASSETS AND LIABILITIES (-9.4%)
  Other Assets                                                                 43,893
  Liabilities                                                                 (61,091)
                                                                             ---------
                                                                              (17,198)
                                                                             ---------
NET ASSETS (100%)                                                            $181,339
                                                                             ---------
                                                                             ---------
CLASS A:
---------
NET ASSETS                                                                    $177,908
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 20,118,409 outstanding $0.001 par value shares (authorized
  500,000,000 shares)
                                                                                 $8.84
                                                                             ---------
                                                                             ---------
CLASS B:
---------
NET ASSETS                                                                      $3,431
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 389,066 outstanding $0.001 par value shares (authorized
  500,000,000 shares)
                                                                                 $8.82
                                                                             ---------
                                                                             ---------

----------------------------------
Floating Rate Security -- Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect at September 30, 1997.

PDI -- Past Due Interest

PIK -- Payment-In-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 1997. Maturity date disclosed is the ultimate maturity date.